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                                             |               JANUARY 31, 2005
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                                SUPPLEMENT TO THE
                        PROSPECTUS DATED APRIL 29, 2004
                            REVISED JANUARY 5, 2005
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  This supplement provides new and additional information beyond that contained in each prospectus of Accessor Funds, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the applicable prospectus.

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ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
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           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
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In May 2004, the Accessor Funds (the "Funds") received a document and information request from the staff of the Ft. Worth District Office of the SEC in connection with a sweep examination relating to performance fees charged by investment advisers. The Funds voluntarily responded to the staff's request in June 2004, and subsequently provided additional follow-up information that the staff requested. The staff has informed the Funds and Accessor Capital
Management ("ACM") that the staff believes that performance and base fees for the Funds have been calculated in violation of certain requirements of Section 205 and Rules 205-1 and 205-2 of the Investment Advisers Act. As a result, the staff has informed us that since 1992 eight Accessor Funds have, in the aggregate, paid the Funds' subadvisers higher advisory fees than permitted by the Section and Rules. The staff has informed the Funds and ACM that it intends to recommend that the SEC institute an action against ACM (but not the Funds) based on these overcharges and related disclosures. The staff has also informed the Funds and ACM that it intends to seek to recover the overcharges from the subadvisers that received the fees. The Funds and ACM have cooperated with the staff's inquiry, and continue to discuss resolution of these matters with the staff. At this time it is not known whether an action will be instituted by the SEC, what the final outcome of these discussions may be and what, if any, impact to the Funds and/or their shareholders there will be if the SEC proceeds with its attempts to recoup the alleged overcharges from the Funds' subadvisers. However, the staff has not indicated that the Funds would be liable for any amount in connection with this matter.